Warrants (Schedule of Warrant Activity) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Number
Outstanding - Beginning of year | shares		1,636,236		1,573,411
Granted | shares		1,430,635		395,850
Exercised | shares	[1]	(150,438)		(203,595)
Expired | shares		(8,750)
Outstanding - End of year | shares		2,674,227		1,636,236
Weighted average exercise price
Outstanding - Beginning of year | $ / shares			$ 4.93		$ 4.63
Granted | $ / shares			3.30		5.50
Exercised | $ / shares			2.37		2.42
Expired | $ / shares			2.37
Outstanding - End of year | $ / shares			4.28		4.93
Warrants [Member]
Number
Outstanding - Beginning of year | shares		2,457,613		134,766
Granted | shares		10,714,286		3,069,501
Exercised | shares				(611,888)
Expired | shares				(134,766)
Outstanding - End of year | shares		13,171,899		2,457,613
Weighted average exercise price
Outstanding - Beginning of year | $ / shares			3.72		6.53
Granted | $ / shares			2.67		3.72
Exercised | $ / shares					3.72
Expired | $ / shares					6.53
Outstanding - End of year | $ / shares			$ 2.87		$ 3.72
Amount
Opening balance | $		$ 2,112		$ 254
Granted | $		6,079		2,678
Exercised | $				(569)
Expired | $				(251)
Closing balance | $		$ 8,195		$ 2,112

[1]	Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.